NOMINAL SHARE ISSUANCE	12 Months Ended
Mar. 31, 2018
NOMINAL SHARE ISSUANCE
NOMINAL SHARE ISSUANCE

Note 15—NOMINAL SHARE ISSUANCE

On September 15, 2017, in order to optimize the Company’s share capital structure, the Company issued ordinary shares pro-rata to the shareholding as of such date, comprising (i) 31,900,848 ordinary shares to Hexin Holding Limited, at a price of US$0.0001 per share and total consideration of US$3,190.08, (ii) 7,975,212 ordinary shares to Anhe Holding Limited, at a price of US$0.0001 per share and total consideration of US$797.52, (iii) 2,098,740 ordinary shares to Velencia Holdings Limited, at a price of US$0.0001 per share and total consideration of US$209.87, (iv) 419,748 ordinary shares to Long Harvest Fund Management LLC at a price of US$0.0001 per share and total consideration of US$41.97 and (v) 419,748 ordinary shares to Dragon Gate Investment Partners Limited, at a price of US$0.0001 per share and total consideration of US$41.97. The Company believes it is appropriate to reflect the nominal share issuance on a retroactive basis similar to share split, in accordance with SEC SAB Topic 4.